Obligations Related to Finance Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) lessor vessel	Dec. 31, 2020 USD ($)
Capital Leased Assets [Line Items]
Finance Lease, Liability, Current	$ 27,032	$ 78,476
Finance Lease, Liability, Noncurrent	267,449	281,567
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	8,605	22,253
Teekay Tankers
Capital Leased Assets [Line Items]
Finance Lease, Liability	294,481	360,043
Finance Lease, Liability, Current	27,032	78,476
Finance Lease, Liability, Noncurrent	$ 267,449	281,567
Number of vessels obligated to purchase under sales-type lease | vessel	4
Number of Lessors | lessor	1
Finance Lease Liability, Gross	$ 295,828	360,043
Teekay Tankers | Finance Lease Obligations [Member]
Capital Leased Assets [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ (1,347)	$ 0